CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Oil and gas sales	$ 656	$ 4,070	$ 3,488	$ 5,638	$ 12,972	$ 4,523
Operating expenses:
Lease operating costs	750	2,095	2,272	3,065	6,817	2,821
Exploration expense		13	30	23	110	47
Selling, general and administrative expense	1,422	1,644	3,545	2,972	5,785	4,140
Depreciation, depletion, amortization and accretion	1,912	2,784	5,349	5,033	11,031	6,519
Loss on settlement of asset retirement obligations					496
Total operating expenses	4,084	6,536	11,196	11,093	24,239	13,527
Gain on sale of oil and gas properties				920	1,040
Operating income (loss)	(3,428)	(2,466)	(7,708)	(4,535)	(10,227)	(9,004)
Other income (expense):
Interest expense				(826)	(824)	(7,699)
Interest income	8	9	32	9	55	1
Other income (expense)	679	(3)	678	(103)	(106)
Gain on debt restructuring						70,309
Total other income (expense)	687	6	710	(920)	(875)	62,611
Net income (loss)	$ (2,741)	$ (2,460)	$ (6,998)	$ (5,455)	$ (11,102)	$ 53,607
Earnings (loss) per common share: Basic	$ (0.04)	$ (0.05)	$ (0.10)	$ (0.14)	$ (0.22)	$ 4.80
Earnings (loss) per common share: Diluted	$ (0.04)	$ (0.05)	$ (0.10)	$ (0.14)	$ (0.22)	$ 4.74
Weighted average number of common shares outstanding: Basic	72,125,328	49,198,625	72,060,812	38,572,537	51,214,986	11,168,490
Weighted average number of common shares outstanding: Diluted	72,125,328	49,198,625	72,060,812	38,572,537	51,214,986	11,313,246